OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 12,528	$ 19,157	$ 29,438
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	40,055	50,738	$ 67,566
Reduction to original amounts of intangible assets	0	0
Reduction to accumulated amortization	$ 3,270	$ 3,270